4. LOANS RECEIVABLE - Consumer Credit Exposure Credit Risk Profile - Payment Activity (Details 6) (USD $) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Sep. 30, 2012
Consumer-Mobile Homes	$ 43,198	$ 37,030
Consumer-Other Loans	45,171	41,110
Total	88,369	78,140
Performing
Consumer-Mobile Homes	42,952	36,606
Consumer-Other Loans	44,905	40,680
Total	87,857	77,286
Nonperforming
Consumer-Mobile Homes	246	424
Consumer-Other Loans	266	430
Total	$ 512	$ 854